Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors Series Trust
Entity Central Index Key	0001027596
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Investor Class
Shareholder Report [Line Items]
Fund Name	Capital Advisors Growth Fund
Class Name	Investor Class
Trading Symbol	CIAOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Capital Advisors Growth Fund for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.capadvfunds.com/pages/how-to-invest. You can also request this information by contacting us at 1-866-205-0523.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-205-0523
Additional Information Website	https://www.capadvfunds.com/pages/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$50	0.96%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.96%
Updated Performance Information Location [Text Block]	Visit https://www.capadvfunds.com/pages/how-to-invest for more recent performance information.
Net Assets	$ 149,241,714
Holdings Count | $ / shares	37
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$149,241,714
Number of Holdings	37
Portfolio Turnover	6%

Holdings [Text Block]

Top 10 Issuers	(%)
First American Government Obligations Fund	8.4%
Microsoft Corp.	7.3%
NVIDIA Corp.	6.9%
Amazon.com, Inc.	6.0%
JPMorgan Chase & Co.	5.9%
Apple, Inc.	4.6%
Alphabet, Inc.	3.9%
Accenture PLC	3.0%
Honeywell International, Inc.	2.8%
Intuitive Surgical, Inc.	2.8%

Updated Prospectus Web Address	https://www.capadvfunds.com/pages/how-to-invest